Offerings	Aug. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Underwriter's Warrants to purchase Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents warrants to be issued to the Underwriter to purchase shares of Common Stock equal to 5% of the shares of Common Stock sold in this offering, including any shares of Common Stock issued upon exercise of the Underwriter's over-allotment option. The Underwriter's Warrants are exercisable at a per-share exercise price of $6.25, equal to 125% of the public offering price per share. Pursuant to Rule 457(g) under the Securities Act, the filing fee is calculated based on the exercise price of the Common Stock underlying the Underwriter's Warrants, and no separate registration fee is payable for the Underwriter's Warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Underwriter's Warrants
Amount Registered | shares	230,000
Proposed Maximum Offering Price per Unit	6.25
Maximum Aggregate Offering Price	$ 1,437,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 198.52
Offering Note	Represents warrants to be issued to the Underwriter to purchase shares of Common Stock equal to 5% of the shares of Common Stock sold in this offering, including any shares of Common Stock issued upon exercise of the Underwriter's over-allotment option. The Underwriter's Warrants are exercisable at a per-share exercise price of $6.25, equal to 125% of the public offering price per share. Pursuant to Rule 457(g) under the Securities Act, the filing fee is calculated based on the exercise price of the Common Stock underlying the Underwriter's Warrants, and no separate registration fee is payable for the Underwriter's Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	Estimated solely for purposes of calculating the registration fee based on the assumed public offering price of $5.00 per share pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes (a) 3,400,000 Company Shares offered by NextBoat; (b) 600,000 Selling Stockholder Shares; and (c) up to 600,000 additional shares of Common Stock issuable upon exercise of the Underwriter's over-allotment option. These securities are shown in one Common Stock line to avoid duplicate fee calculation.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the MarineMax Warrants
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	4.95
Maximum Aggregate Offering Price	$ 6,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 854.49
Offering Note	Represents the registration under the Securities Act of up to 1,250,000 MarineMax Warrants and up to 1,250,000 shares of Common Stock issuable upon exercise of the MarineMax Warrants. $4.95 is used as the weighted-average exercise price per share for the proposed maximum offering price per unit. Pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price remains based on the applicable tranche exercise prices, subject to the warrants' vesting provisions and aggregate share cap, resulting in a proposed maximum aggregate offering price of $6,187,500. No separate registration fee is payable with respect to the MarineMax Warrants.